CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 119,171	$ 16,326	¥ 114,521
Restricted cash	376	52	486
Accounts receivable, net of allowances of RMB5,331 and RMB4,916 (US$674) as of December 31, 2023 and 2024, respectively	50,804	6,960	34,344
Prepayments and other current assets	14,264	1,954	20,225
Total current assets	184,615	25,292	169,576
Non-current assets:
Property and equipment, net	4,573	626	1,433
Operating lease right-of-use assets	17,146	2,349	4,081
Intangible assets, net	13,767	1,886	17,941
Goodwill	37,785	5,177	37,785
Long-term investments	113,506	15,550	112,912
Deferred tax assets	131	18	1,072
Other non-current assets	6,510	894	5,387
Total non-current assets	193,418	26,500	180,611
Total assets	378,033	51,792	350,187
Current liabilities:
Short-term loan (including short-term loan of the variable interest entity ("VIE") without recourse to the Company of nil and RMB3,000 (US$411) as of December 31, 2023 and 2024, respectively)	3,000	411
Accounts payable (including accounts payable of the VIE without recourse to the Company of RMB16,644 and RMB26,479 (US$3,628) as of December 31, 2023 and 2024, respectively)	32,691	4,479	21,073
Deferred revenue and customer deposits (including deferred revenue and customer deposits of the VIE without recourse to the Company of RMB125,767 and RMB129,918 (US$17,799) as of December 31, 2023 and 2024, respectively)	147,111	20,154	141,518
Operating lease liabilities (including operating lease liabilities of the VIE without recourse to the Company of RMB4,007 and RMB2,750 (US$377) as of December 31, 2023 and 2024, respectively)	4,461	611	4,007
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the VIE without recourse to the Company of RMB64,967 and RMB68,349 (US$9,363) as of December 31, 2023 and 2024, respectively)	74,370	10,189	74,682
Total current liabilities	261,633	35,844	241,280
Non-current liabilities:
Operating lease liabilities (including non-current operating lease liabilities of the VIE without recourse to the Company of RMB629 and RMB6,437 (US$882) as of December 31, 2023 and 2024, respectively)	13,376	1,833	629
Deferred tax liabilities (including non-current deferred tax liabilities of the VIE without recourse to the Company of RMB3,994 and RMB3,059 (US$419) as of December 31, 2023 and 2024, respectively)	3,059	419	3,994
Other non-current liabilities (including other non-current liabilities of the VIE without recourse to the Company of RMB563 and RMB567 (US$78) as of December 31, 2023 and 2024, respectively)	567	78	563
Total non-current liabilities	17,002	2,330	5,186
Total liabilities	278,635	38,174	246,466
Commitments and contingencies
Shareholders' equity
Treasury shares (1,429,341 and 442,915 class A common shares as of December 31, 2023 and 2024, respectively)	(1,674)	(229)	(2,453)
Additional paid-in capital	1,045,221	143,195	1,045,397
Accumulated deficit	(995,715)	(136,412)	(988,669)
Accumulated other comprehensive income	20,040	2,745	19,223
Total Aurora Mobile Limited's shareholders' equity	67,922	9,306	73,548
Noncontrolling interests	31,476	4,312	30,173
Total shareholders' equity	99,398	13,618	103,721
Total liabilities and shareholders' equity	378,033	51,792	350,187
Class A Common Shares
Shareholders' equity
Common shares	39	5	39
Class B Common Shares
Shareholders' equity
Common shares	¥ 11	$ 2	¥ 11